Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 11, 2008

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz RCM Biotechnology and Allianz RCM Healthcare Funds

Effective September 4, 2008, the Allianz RCM Healthcare Fund will change its name to the Allianz RCM Wellness Fund, and the Fund’s policy to invest in the particular type of investments suggested by its name will be revised to state that the Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of wellness-related companies. In connection with this change, the first two paragraphs of the Fund’s Fund Summary are deleted and replaced in their entirety with the following two paragraphs:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in equity securities. Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The Fund may also invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).

The Fund considers wellness-related companies to include companies in the healthcare industry as well as any other company that provides products or services that promote or aid in achieving a healthy lifestyle (“healthy-lifestyle companies”), in each case as determined by the Fund’s sub-adviser. Companies in the healthcare industry include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental, and optical products. Healthy-lifestyle companies include, but are not limited to, companies that manufacture or distribute goods or services that promote or support physical fitness, companies whose products or services seek to minimize longer-term acute care through early diagnosis, intervention or prevention, companies that manufacture or distribute nutritional supplements or provide products or services to consumers that promote healthy eating habits, and companies that provide products or services associated with supplying clean air, water or food.

REORGANIZATION OF THE ALLIANZ RCM BIOTECHNOLOGY FUND INTO THE

ALLIANZ RCM HEALTHCARE FUND

On June 5, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the Allianz RCM Biotechnology Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the Allianz RCM Healthcare Fund (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” As indicated above, by the time of the Reorganization, the Acquiring Fund is expected to be known as the Allianz RCM Wellness Fund. The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the third or fourth quarter of 2008, although the Reorganization may be delayed.

The current total expense ratio (not taking into account the fee reduction described below) of the Acquiring Fund is 0.04% lower than that of the Acquired Fund: the Acquiring Fund’s advisory fee rate is lower (by 0.10%) and administrative fee rate higher (by 0.05%) than those of the Acquired Fund, and during the most recently completed fiscal year the Acquiring Fund had approximately 0.01% in interest expense while the Acquired Fund did not. However, Allianz Global Investors Fund Management LLC (“AGIFM”) has voluntarily reduced the Acquired Fund’s advisory fee by 0.10%. This reduction, which, absent the Reorganization, would continue until at least December 31, 2008, results in the Acquired Fund’s adjusted total expense ratio being 0.06% lower than that of the Acquiring Fund during the period of the reduction. To ensure that shareholders of the Acquired Fund would not experience an immediate fee increase upon the closing of the Reorganization, AGIFM has committed to reduce the Acquiring Fund’s advisory fee by 0.06% for the period from the closing of the Reorganization through December 31, 2008. AGIFM has not committed to continue such reductions after December 31, 2008.

Prior to the Reorganization, the Acquired Fund may sell assets, will recognize taxable gain or loss on any such sales, will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions, and will incur transaction costs. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, those shareholders will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. Additionally, as a result of the Reorganization, the ability of the Acquired Fund and/or the Acquiring Fund to use their capital loss carryforwards to offset gains of the combined fund may be limited.

Other Information

In addition, the consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Disclosure Relating to the NACM Global Fund

The information relating to the NACM Global Fund contained in the table under “Management of the Funds - Sub-Advisers - Nicholas-Applegate” on page 33 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Global	Christopher A. Herrera	2006	Senior Vice President and Portfolio Manager for the Nicholas-Applegate Global Equities strategies. Prior to joining Nicholas-Applegate in 2000, Mr. Herrera worked as an intern on the firm’s international team while completing his M.B.A. degree. He was previously an analyst in the Investment Banking division of Lehman Brothers. He has 11 years of investment experience.

	Nelson Shing	2007	Senior Vice President and Investment Analyst for Nicholas-Applegate U.S. Value strategies since 2003. Prior to joining Nicholas-Applegate in 2003, he was an analyst with Pequot Capital Management, Inc. (from 2001-2003), Morgan Stanley Investment Management, Inc. (from 2000-2001), C. Blair Asset Management, L.P. (1999) and Credit Suisse First Boston (from 1997-1999). He has 10 years of investment industry experience.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 11, 2008

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz RCM Biotechnology and Allianz RCM Healthcare Funds

Effective September 4, 2008, the Allianz RCM Healthcare Fund will change its name to the Allianz RCM Wellness Fund, and the Fund’s policy to invest in the particular type of investments suggested by its name will be revised to state that the Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of wellness-related companies. In connection with this change, the first two paragraphs of the Fund’s Fund Summary are deleted and replaced in their entirety with the following two paragraphs:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in equity securities. Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The Fund may also invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).

The Fund considers wellness-related companies to include companies in the healthcare industry as well as any other company that provides products or services that promote or aid in achieving a healthy lifestyle (“healthy-lifestyle companies”), in each case as determined by the Fund’s sub-adviser. Companies in the healthcare industry include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental, and optical products. Healthy-lifestyle companies include, but are not limited to, companies that manufacture or distribute goods or services that promote or support physical fitness, companies whose products or services seek to minimize longer-term acute care through early diagnosis, intervention or prevention, companies that manufacture or distribute nutritional supplements or provide products or services to consumers that promote healthy eating habits, and companies that provide products or services associated with supplying clean air, water or food.

REORGANIZATION OF THE ALLIANZ RCM BIOTECHNOLOGY FUND INTO THE

ALLIANZ RCM HEALTHCARE FUND

On June 5, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the Allianz RCM Biotechnology Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the Allianz RCM Healthcare Fund (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” As indicated above, by the time of the Reorganization, the Acquiring Fund is expected to be known as the Allianz RCM Wellness Fund. The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the third or fourth quarter of 2008, although the Reorganization may be delayed.

The current total expense ratio (not taking into account the fee reduction described below) of the Acquiring Fund is 0.04% lower than that of the Acquired Fund: the Acquiring Fund’s advisory fee rate is lower (by 0.10%) and administrative fee rate higher (by 0.05%) than those of the Acquired Fund, and during the most recently completed fiscal year the Acquiring Fund had approximately 0.01% in interest expense while the Acquired Fund did not. However, Allianz Global Investors Fund Management LLC (“AGIFM”) has voluntarily reduced the Acquired Fund’s advisory fee by 0.10%. This reduction, which, absent the Reorganization, would continue until at least December 31, 2008, results in the Acquired Fund’s adjusted total expense ratio being 0.06% lower than that of the Acquiring Fund during the period of the reduction. To ensure that shareholders of the Acquired Fund would not experience an immediate fee increase upon the closing of the Reorganization, AGIFM has committed to reduce the Acquiring Fund’s advisory fee by 0.06% for the period from the closing of the Reorganization through December 31, 2008. AGIFM has not committed to continue such reductions after December 31, 2008.

Prior to the Reorganization, the Acquired Fund may sell assets, will recognize taxable gain or loss on any such sales, will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions, and will incur transaction costs. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, those shareholders will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. Additionally, as a result of the Reorganization, the ability of the Acquired Fund and/or the Acquiring Fund to use their capital loss carryforwards to offset gains of the combined fund may be limited.

Other Information

In addition, the consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Disclosure Relating to the NACM Global Fund

The information relating to the NACM Global Fund contained in the table under “Management of the Funds - Sub-Advisers - Nicholas-Applegate” on page 33 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Global	Christopher A. Herrera	2006	Senior Vice President and Portfolio Manager for the Nicholas-Applegate Global Equities strategies. Prior to joining Nicholas-Applegate in 2000, Mr. Herrera worked as an intern on the firm’s international team while completing his M.B.A. degree. He was previously an analyst in the Investment Banking division of Lehman Brothers. He has 11 years of investment experience.

	Nelson Shing	2007	Senior Vice President and Investment Analyst for Nicholas-Applegate U.S. Value strategies since 2003. Prior to joining Nicholas-Applegate in 2003, he was an analyst with Pequot Capital Management, Inc. (from 2001-2003), Morgan Stanley Investment Management, Inc. (from 2000-2001), C. Blair Asset Management, L.P. (1999) and Credit Suisse First Boston (from 1997-1999). He has 10 years of investment industry experience.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 11, 2008

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the NACM Global Fund

The information relating to the NACM Global Fund contained in the table under “Management of the Funds - Sub-Advisers - Nicholas-Applegate” on page 37 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Global	Christopher A. Herrera	2006	Senior Vice President and Portfolio Manager for the Nicholas-Applegate Global Equities strategies. Prior to joining Nicholas-Applegate in 2000, Mr. Herrera worked as an intern on the firm’s international team while completing his M.B.A. degree. He was previously an analyst in the Investment Banking division of Lehman Brothers. He has 11 years of investment experience.

	Nelson Shing	2007	Senior Vice President and Investment Analyst for Nicholas-Applegate U.S. Value strategies since 2003. Prior to joining Nicholas-Applegate in 2003, he was an analyst with Pequot Capital Management, Inc. (from 2001-2003), Morgan Stanley Investment Management, Inc. (from 2000-2001), C. Blair Asset Management, L.P. (1999) and Credit Suisse First Boston (from 1997-1999). He has 10 years of investment industry experience.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 11, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the NACM Global Fund

The information relating to the NACM Global Fund contained in the table under “Management of the Funds - Sub-Adviser” on page 23 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Global	Christopher A. Herrera	2006	Senior Vice President and Portfolio Manager for the Nicholas-Applegate Global Equities strategies. Prior to joining Nicholas-Applegate in 2000, Mr. Herrera worked as an intern on the firm’s international team while completing his M.B.A. degree. He was previously an analyst in the Investment Banking division of Lehman Brothers. He has 11 years of investment experience.

	Nelson Shing	2007	Senior Vice President and Investment Analyst for Nicholas-Applegate U.S. Value strategies since 2003. Prior to joining Nicholas-Applegate in 2003, he was an analyst with Pequot Capital Management, Inc. (from 2001-2003), Morgan Stanley Investment Management, Inc. (from 2000-2001), C. Blair Asset Management, L.P. (1999) and Credit Suisse First Boston (from 1997-1999). He has 10 years of investment industry experience.